Organization and Principal Activities (Details Narrative) - USD ($)	Aug. 25, 2020	Sep. 30, 2020	Dec. 31, 2019
Liabilities		$ 872,687	$ 910
Common shares		500,000	500,000
Share Exchange Agreement [Member] | Sigyn Therapeutics, Inc [Member]
Percentage of acquisition ownership interest	100.00%
Percentage of common stock outstanding	75.00%
Liabilities		$ 3,429,516	$ 3,429,516
Common shares		7,907,351	7,907,351